Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Of Financial Instruments Tables
Schedule of carrying and estimated fair value of financial instruments

The fair values and carrying values of the Company’s financial instruments at September 30, 2014 and December 31, 2013 which are required to be disclosed at fair value, but not recorded at fair value, are noted below.

	September 30, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value

Cash and cash equivalents	$218,585	$218,585	$733,896	$733,896
Senior Notes	65,000	65,000	—	—